Related Party Transactions	6 Months Ended	12 Months Ended
	Oct. 31, 2013	Apr. 30, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 3 – ADVANCES FROM OFFICER

The balance due from advances from officers increased by $2,767 during the three months ended October 31, 2013 and by $6,867 during the six months ended October 31, 2013 .  Advances are unsecured, bear no interest and are due on demand.

NOTE 5 - RELATED PARTY TRANSACTIONS

Sunrise neither owns nor leases any real or personal property. Sunrise’s principal office is in the office of our president pursuant to a verbal agreement on a rent-free month-to-month basis. Such costs are immaterial to the financial statements and accordingly, have not been reflected therein. The officers / directors are involved in other business activities and may, in the future, become involved in other business opportunities that become available; such persons may face a conflict in selecting between Sunrise and their other business interests. Sunrise has not formulated a policy for the resolution of such conflicts.

On September 12, 2007, Sunrise borrowed $300,000 under a convertible promissory note payable to a Sunrise’s president’s brother maturing December 31, 2008 with interest payable at the rate of 8% per annum commencing on September 12, 2007. The principal amount of the Note, in multiples of $50,000, can be converted into shares of Sunrise’s common stock at a conversion price of $0.10 per share. These shares have piggy-back rights for registration. Sunrise evaluated the conversion option under ASC 815and ASC 815-15 for consideration of derivative accounting and concluded the conversion option did not qualify for derivative accounting. Sunrise also evaluated the conversion option under ASC 470-20 for consideration of beneficial conversion feature and concluded the conversion option did not contain a beneficial conversion feature.

On February 6, 2008, Sunrise paid back Sunrise’s president’s brother the principal amount of $300,000 for the convertible note payable. Accrued interest totaling $9,483 as of January 31, 2008 was converted into Sunrise’s common stock at a conversion price of $0.10 per share. Accrued interest on note payable from February 1, 2008 to February 6, 2008 totaling $339 will be paid back with cash.

Since inception on September 27, 2006 to April 30, 2008, the chief executive officer of Sunrise has advanced $3,766 to pay expenses incurred by the Company. These advances are unsecured, non-interest bearing and have no fixed terms of repayment. They were repaid in fiscal 2009.

During the fiscal year ended April 30, 2008, the Company issued 1,200,000 shares of its Restricted Common Stock to its president as compensation for his services for the Company valued at $120,000.

During the fiscal year ended April 30, 2010, the Company paid back Sunrise’s president’s brother the accrued interest on note payable from February 1, 2008 to February 6, 2010 with an amount of $339.

During the fiscal year ended April 2011, the chief executive officer of Sunrise has advanced $3,500 to pay retainer of auditing fee for the annual financial statements ended April 2010, and loaned $10,000 to the company. These advances and loan are unsecured, non-interest bearing and have no fixed terms of repayment.  At April 30, 2011, a total of $13,554 was due to the chief executive officer of Sunrise.

During the fiscal year ended April 2012, the chief executive officer of Sunrise has advanced $375 to pay the annual list payment to Nevada Secretary of State. This advance is unsecured, non-interest bearing and have no fixed terms of repayment. At April 30, 2012, a total of $13,929 was due to the chief executive officer of Sunrise.

During the fiscal year ended April 2013, the former chief executive officer of Sunrise has advanced in total $8,000 to pay auditing and transfer agent fee. These advances are unsecured, non-interest bearing and have no fixed terms of repayment. At April 30, 2013, a total of $21,929 was due to the chief executive officer of Sunrise.